Life Insurance Operations (Life Insurance Premiums and Related Investment Income) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended				6 Months Ended
	Sep. 30, 2021		Sep. 30, 2020		Sep. 30, 2021		Sep. 30, 2020
Net Investment Income [Line Items]
Total revenue	¥ 301,299		¥ 249,114		¥ 595,111		¥ 505,743
Life insurance premiums
Net Investment Income [Line Items]
Total revenue	110,822		101,349		208,475		191,000
Life insurance related investment income
Net Investment Income [Line Items]
Total revenue	13,877	[1]	16,279	[1]	24,322	[2]	42,751	[2]
Life Insurance Premiums And Related Investment Income
Net Investment Income [Line Items]
Total revenue	¥ 124,699		¥ 117,628		¥ 232,797		¥ 233,751

[1]	Life insurance related investment income for the three months ended September 30, 2020 and 2021 include net unrealized holding gains of ¥12,432 million and ¥5,543 million on equity securities held as of September 30, 2020 and 2021, respectively.
[2]	Life insurance related investment income for the six months ended September 30, 2020 and 2021 include net unrealized holding gains of ¥36,951 million and ¥9,689 million on equity securities held as of September 30, 2020 and 2021, respectively.